Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Brazil-11.86%
Ambev S.A.	905,986	$1,721,552
Banco do Brasil S.A.	550,200	2,607,128
Banco Santander Brasil S.A., Series CPO	455,000	2,022,049
BB Seguridade Participacoes S.A.	415,400	2,740,652
Caixa Seguridade Participacoes S.A.	626,201	1,573,676
CCR S.A.	963,200	1,851,705
Centrais Eletricas Brasileiras S.A.	279,600	1,727,427
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	114,400	1,852,060
Cia Energetica de Minas Gerais, Preference Shares	818,200	1,535,132
Cia Paranaense de Energia, Class B, Preference Shares	1,234,500	2,049,927
CPFL Energia S.A.	402,100	2,366,549
Eneva S.A.(a)	886,600	1,790,958
ENGIE Brasil Energia S.A.	352,100	2,218,143
Equatorial Energia S.A.	361,300	1,864,794
Itau Unibanco Holding S.A., Preference Shares	397,250	2,299,242
Itausa S.A., Preference Shares	1,391,258	2,269,740
Klabin S.A.	505,657	1,942,471
Neoenergia S.A.	555,100	1,781,756
Porto Seguro S.A.	284,700	1,949,012
Raia Drogasil S.A.	396,080	1,429,997
Rumo S.A.	496,800	1,564,858
Telefonica Brasil S.A.	212,050	1,882,912
TIM S.A.	614,749	1,642,768
Vale S.A.	176,000	1,632,101
WEG S.A.	166,100	1,565,034
		47,881,643
Chile-3.10%
Banco de Chile	18,939,180	2,342,428
Banco de Credito e Inversiones S.A.	66,125	2,018,438
Banco Santander Chile	44,155,551	2,275,802
Cencosud S.A.	765,573	1,948,725
Enel Americas S.A.	23,712,727	2,131,391
Plaza S.A.	1,006,945	1,801,954
		12,518,738
China-1.74%
Bank of China Ltd., H Shares	3,404,309	1,761,212
China Construction Bank Corp., H Shares	2,043,278	1,662,710
China Zheshang Bank Co. Ltd., H Shares	6,269,000	1,813,773
Industrial & Commercial Bank of China Ltd., H Shares	2,648,089	1,802,561
		7,040,256
Colombia-0.49%
Bancolombia S.A., Preference Shares	201,249	1,989,106
Czech Republic-1.15%
CEZ A.S.(b)	52,103	2,286,871
Komercni banka A.S.	63,891	2,348,526
		4,635,397
Greece-2.40%
Danaos Corp.	21,058	1,668,425
Hellenic Telecommunications Organization S.A.	114,210	1,730,580
Metlen Energy & Metals S.A.	50,142	1,806,173
	Shares	Value
Greece-(continued)
OPAP S.A.	124,568	$2,141,307
Terna Energy S.A.	113,369	2,356,670
		9,703,155
Hungary-1.18%
MOL Hungarian Oil & Gas PLC	363,725	2,665,430
OTP Bank Nyrt.	33,803	2,097,867
		4,763,297
India-1.65%
Dr. Reddy’s Laboratories Ltd., ADR(b)	129,457	1,789,096
ICICI Bank Ltd., ADR(b)	54,202	1,553,971
Infosys Ltd., ADR(b)	75,115	1,648,774
Reliance Industries Ltd., GDR(c)	28,188	1,651,210
		6,643,051
Indonesia-1.19%
PT Bank Central Asia Tbk	2,884,814	1,666,499
PT Indofood Sukses Makmur Tbk	3,799,826	1,828,762
PT Kalbe Farma Tbk	16,989,700	1,317,536
		4,812,797
Kuwait-3.77%
Boubyan Bank K.S.C.P.	1,654,043	3,366,318
Gulf Bank K.S.C.P.	1,844,493	1,839,919
Kuwait Finance House K.S.C.P.	1,583,782	4,033,392
Mobile Telecommunications Co. K.S.C.P.	1,900,446	2,786,319
National Bank of Kuwait S.A.K.P.	1,019,235	3,183,869
		15,209,817
Malaysia-12.44%
AMMB Holdings Bhd.	1,554,700	1,965,091
Bursa Malaysia Bhd.	1,234,900	2,311,459
CelcomDigi Bhd.	2,148,300	1,804,424
CIMB Group Holdings Bhd.	1,266,400	2,273,359
Genting Bhd.	2,380,700	1,935,440
Genting Malaysia Bhd.	3,995,100	1,994,479
Hong Leong Bank Bhd.	695,900	3,147,540
IHH Healthcare Bhd.	1,986,347	3,188,961
KPJ Healthcare Bhd.	3,702,300	1,870,933
Kuala Lumpur Kepong Bhd.	463,500	2,066,552
Malayan Banking Bhd.	1,602,292	3,714,675
Malaysia Airports Holdings Bhd.	926,500	2,273,074
Maxis Bhd.	2,142,500	1,670,157
MISC Bhd.	1,470,500	2,385,181
Public Bank Bhd.	2,315,900	2,236,946
QL Resources Bhd.	2,705,500	2,769,664
RHB Bank Bhd.	2,230,700	3,216,256
SD Guthrie Bhd.	1,556,300	1,688,734
Sime Darby Bhd.	3,133,400	1,577,636
Telekom Malaysia Bhd.	1,353,400	1,998,284
Tenaga Nasional Bhd.	698,172	2,128,121
United Plantations Bhd.	297,000	2,038,688
		50,255,654
Mexico-3.22%
America Movil S.A.B. de C.V., Class B	2,362,791	1,656,332
Arca Continental S.A.B. de C.V.	190,510	1,747,855
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	198,800	1,567,825
El Puerto de Liverpool S.A.B. de C.V., Class C-1	314,785	1,582,941
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(d)	186,590	1,592,299
Grupo Comercial Chedraui S.A. de C.V.(b)	259,718	1,502,688
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Mexico-(continued)
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(b)	1,241,300	$1,862,995
Wal-Mart de Mexico S.A.B. de C.V., Series V	574,738	1,495,751
		13,008,686
Peru-0.37%
Credicorp Ltd.	8,185	1,498,674
Philippines-0.36%
SM Investments Corp.	108,043	1,439,469
Qatar-4.32%
AlRayan Bank	2,981,301	1,954,570
Commercial Bank P.S.Q.C. (The)	1,566,796	1,978,408
Dukhan Bank	2,722,631	2,757,648
Industries Qatar Q.S.C.	668,680	2,521,325
Mesaieed Petrochemical Holding Co. Q.P.S.C.	4,358,864	1,831,527
Ooredoo Q.P.S.C.	581,467	2,063,283
Qatar Islamic Bank Q.P.S.C.	385,736	2,182,071
Qatar National Bank Q.P.S.C.	471,867	2,163,681
		17,452,513
Romania-0.60%
NEPI Rockcastle N.V.(a)	321,849	2,427,563
Russia-0.00%
X5 Retail Group N.V., GDR(a)(c)(e)	51,546	0
Saudi Arabia-11.10%
Abdullah Al Othaim Markets Co.	637,072	1,817,197
Al Rajhi Bank	76,337	2,013,323
Alinma Bank	242,659	1,930,455
Almarai Co. JSC	109,429	1,717,538
Arab National Bank	311,682	1,776,797
Bank AlBilad	163,127	1,734,091
Bank Al-Jazira(a)	355,775	1,785,957
Banque Saudi Fransi	419,684	1,795,716
Dr. Sulaiman Al Habib Medical Services Group Co., Class H	21,520	1,676,375
Etihad Etisalat Co.	111,564	1,721,041
Jarir Marketing Co.	757,449	2,587,658
Nahdi Medical Co.	74,931	2,356,034
SABIC Agri-Nutrients Co.	57,355	1,758,378
Sahara International Petrochemical Co.	261,620	1,625,235
Saudi Arabian Oil Co.(c)	471,747	3,490,848
Saudi Aramco Base Oil Co.	56,396	1,675,939
Saudi Basic Industries Corp.	106,388	1,900,081
Saudi Electricity Co.	406,634	1,844,377
Saudi Industrial Investment Group	370,058	1,729,615
Saudi Investment Bank (The)	520,844	2,095,993
Saudi Kayan Petrochemical Co.(a)	866,690	1,575,453
Saudi Telecom Co.	197,980	2,294,242
Yanbu National Petrochemical Co., Class A	192,348	1,922,902
		44,825,245
South Africa-3.09%
Bid Corp. Ltd.	68,521	1,746,006
Capitec Bank Holdings Ltd.	8,721	1,389,479
Clicks Group Ltd.(b)	84,228	1,621,827
Growthpoint Properties Ltd.	2,399,410	1,546,476
Investec Ltd.	250,752	1,601,405
Nedbank Group Ltd.(b)	101,908	1,500,345
OUTsurance Group Ltd.	457,862	1,540,091
Standard Bank Group Ltd.	129,740	1,513,438
		12,459,067
	Shares	Value
South Korea-2.32%
Industrial Bank of Korea	168,502	$1,795,029
Kangwon Land, Inc.(a)	144,621	1,663,528
Korean Air Lines Co. Ltd.(a)	107,978	1,833,159
LG Uplus Corp.	359,432	2,476,705
NH Investment & Securities Co. Ltd.	163,245	1,614,936
		9,383,357
Taiwan-15.48%
Advantech Co. Ltd.	146,000	1,671,489
Asia Cement Corp.	1,619,872	2,016,773
Cathay Financial Holding Co. Ltd.	770,198	1,552,935
Chang Hwa Commercial Bank Ltd.	6,340,776	3,501,415
China Steel Corp.	3,330,689	2,038,347
Chunghwa Telecom Co. Ltd.	953,137	3,639,589
E.Sun Financial Holding Co. Ltd.	2,650,600	2,235,314
Far EasTone Telecommunications Co. Ltd.(a)	745,810	1,999,820
First Financial Holding Co. Ltd.	3,274,386	2,763,090
Formosa Petrochemical Corp.	1,396,831	1,536,241
Formosa Plastics Corp.	1,324,542	1,455,132
Fubon Financial Holding Co. Ltd.	624,304	1,748,792
Hotai Motor Co. Ltd.	94,000	1,724,028
Hua Nan Financial Holdings Co. Ltd.	2,464,146	2,096,221
Mega Financial Holding Co. Ltd.	1,962,012	2,307,258
Poya International Co. Ltd.	128,000	1,891,724
President Chain Store Corp.	329,000	2,596,142
Shanghai Commercial & Savings Bank Ltd. (The)	1,607,902	2,065,282
SinoPac Financial Holdings Co. Ltd.	2,503,581	1,723,265
Synnex Technology International Corp.	717,021	1,541,110
Taishin Financial Holding Co. Ltd.	4,084,277	2,167,969
Taiwan Business Bank	4,209,453	1,922,933
Taiwan Cooperative Financial Holding Co. Ltd.	3,972,595	2,945,409
Taiwan Fertilizer Co. Ltd.	1,216,677	1,928,804
Taiwan High Speed Rail Corp.	4,160,000	3,455,821
Taiwan Mobile Co. Ltd.	597,800	2,006,961
TCC Group Holdings Co. Ltd.	2,508,900	2,424,986
Uni-President Enterprises Corp.	802,181	1,904,651
Yuanta Financial Holding Co. Ltd.	1,565,694	1,646,651
		62,508,152
Thailand-11.18%
Advanced Info Service PCL, NVDR	231,054	1,942,300
Airports of Thailand PCL, NVDR	1,165,847	1,905,195
Bangkok Bank PCL, NVDR	474,434	2,165,130
Bangkok Chain Hospital PCL, NVDR	3,220,955	1,367,272
Bangkok Dusit Medical Services PCL, NVDR	2,548,138	1,774,562
Bangkok Expressway & Metro PCL, NVDR	8,687,063	1,735,648
Central Pattana PCL, NVDR	987,064	1,545,946
CP ALL PCL, NVDR	1,031,592	1,588,150
Electricity Generating PCL, NVDR	449,300	1,485,401
Gulf Energy Development PCL, NVDR	856,968	1,461,573
Intouch Holdings PCL, NVDR	545,091	1,570,319
Kasikornbank PCL, NVDR	495,648	2,356,444
Krung Thai Bank PCL, NVDR	2,918,721	1,979,583
Krungthai Card PCL, NVDR	1,305,082	1,959,526
PTT Exploration & Production PCL, NVDR	508,287	1,913,647
PTT Oil & Retail Business PCL, NVDR	4,008,438	1,375,493
PTT PCL, NVDR	2,501,801	2,334,101
Ratch Group PCL, NVDR	1,808,400	1,525,730
SCB X PCL, NVDR	618,367	2,291,327
Siam Cement PCL (The), NVDR	323,553	1,473,389
Thai Beverage PCL	4,369,069	1,722,325
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Thailand-(continued)
Thai Union Group PCL, NVDR	4,890,262	$1,736,286
Tisco Financial Group PCL, NVDR	1,355,717	4,003,221
TMBThanachart Bank PCL, NVDR	33,300,783	1,953,123
		45,165,691
United Arab Emirates-6.79%
Abu Dhabi Commercial Bank PJSC	740,420	2,413,016
Abu Dhabi Islamic Bank PJSC	538,236	2,284,827
Abu Dhabi National Oil Co. for Distribution PJSC	2,335,071	2,285,529
ADNOC Drilling Co. PJSC, Class C	1,056,998	1,553,633
ADNOC Gas PLC	2,579,321	2,386,847
ADNOC Logistics & Services	1,183,745	1,668,610
Dubai Electricity and Water Authority PJSC	3,375,639	2,352,920
Dubai Islamic Bank PJSC	1,147,500	2,400,908
Emaar Properties PJSC	658,147	2,415,606
Emirates NBD Bank PJSC	347,526	1,972,601
Emirates Telecommunications Group Co. PJSC	433,660	2,018,044
Fertiglobe PLC	2,414,197	1,629,548
First Abu Dhabi Bank PJSC	510,516	2,019,485
		27,401,574
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $387,631,360)		403,022,902
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.70%
Invesco Private Government Fund, 4.35%(f)(g)(h)	5,023,030	$5,023,030
Invesco Private Prime Fund, 4.48%(f)(g)(h)	9,919,237	9,922,213
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,945,243)		14,945,243
TOTAL INVESTMENTS IN SECURITIES-103.50% (Cost $402,576,603)		417,968,145
OTHER ASSETS LESS LIABILITIES-(3.50)%		(14,139,110)
NET ASSETS-100.00%		$403,829,035

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $5,142,058, which represented 1.27% of the Fund’s Net Assets.

(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$30,856	$3,615,246	$(3,646,102)	$-	$-	$-	$834
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,053,634	$7,765,394	$(6,795,998)	$-	$-	$5,023,030	$39,996 *
Invesco Private Prime Fund	5,364,341	12,132,258	(7,574,386)	96	(96)	9,922,213	104,911 *
Total	$9,448,831	$23,512,898	$(18,016,486)	$96	$(96)	$14,945,243	$145,741

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Brazil-3.29%
BRF S.A.	3,876	$14,525
Caixa Seguridade Participacoes S.A.	3,115	7,828
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,988	48,374
NU Holdings Ltd., Class A(a)	15,535	205,683
Petroleo Brasileiro S.A., Preference Shares	22,416	144,630
		421,040
Chile-0.11%
LATAM Airlines Group S.A.(a)	958,925	14,500
China-2.04%
CGN Power Co. Ltd., H Shares(b)	79,855	25,845
China Shenhua Energy Co. Ltd., H Shares	19,318	77,903
Chongqing Rural Commercial Bank Co. Ltd., H Shares	15,969	9,774
Pop Mart International Group Ltd.(b)	3,648	44,246
Tencent Music Entertainment Group, ADR	4,812	57,648
Yangzijiang Shipbuilding Holdings Ltd.	20,158	45,267
		260,683
Czech Republic-0.12%
Komercni banka A.S.	428	15,733
Egypt-0.27%
Commercial International Bank Egypt S.A.E.	13,568	20,583
Talaat Moustafa Group	12,117	13,188
		33,771
Hungary-0.79%
OTP Bank Nyrt.	1,624	100,788
India-46.42%
ABB India Ltd.	324	21,901
Adani Ports & Special Economic Zone Ltd.	5,272	66,596
Adani Power Ltd.(a)	8,167	48,141
Aurobindo Pharma Ltd.	2,118	28,582
Bajaj Auto Ltd.	722	73,554
Bank of Maharashtra	6,737	3,965
Bharat Electronics Ltd.	36,470	122,482
Bharat Forge Ltd.	1,829	25,768
Bharat Heavy Electricals Ltd.	13,587	32,420
Bharat Petroleum Corp. Ltd.	15,184	45,558
Bharti Airtel Ltd.	23,506	439,668
Bosch Ltd.	88	29,144
Canara Bank	11,130	11,913
Central Bank of India Ltd.(a)	3,755	2,244
CG Power and Industrial Solutions Ltd.	4,094	29,866
Coal India Ltd.	25,074	114,111
Colgate-Palmolive (India) Ltd.	1,127	36,660
Coromandel International Ltd.	835	17,407
Cummins India Ltd.	1,162	38,946
Deepak Nitrite Ltd.	405	10,840
Dixon Technologies India Ltd.(b)	408	70,225
DLF Ltd.	4,354	37,262
Eicher Motors Ltd.	874	52,290
Escorts Kubota Ltd.	234	9,766
Federal Bank Ltd.	10,861	23,369
Fertilisers and Chemicals Travancore Ltd. (The)	364	3,857
GAIL (India) Ltd.	21,111	42,903
General Insurance Corp. of India(b)	1,570	7,418
Gland Pharma Ltd.(b)	427	7,497
GlaxoSmithKline Pharmaceuticals Ltd.	339	7,719
GMR Airports Ltd.(a)	23,297	19,411
	Shares	Value
India-(continued)
Godrej Properties Ltd.(a)	741	$19,797
Grasim Industries Ltd.	2,245	64,845
HCL Technologies Ltd.	7,331	145,485
HDFC Asset Management Co. Ltd.(b)	624	27,798
Hero MotoCorp Ltd.	1,058	52,823
Hindustan Aeronautics Ltd.(b)	1,916	86,659
Hindustan Petroleum Corp. Ltd.	7,082	29,199
Hindustan Zinc Ltd.	1,786	9,245
ICICI Lombard General Insurance Co. Ltd.(b)	1,452	31,084
IDBI Bank Ltd.	2,958	2,756
Indian Bank	1,585	10,136
Indian Hotels Co. Ltd. (The)	5,586	49,131
Indian Oil Corp. Ltd.	32,684	48,270
Indian Overseas Bank(a)	5,488	3,213
Indian Railway Finance Corp. Ltd.(b)	22,106	38,268
Indus Towers Ltd.(a)	12,355	49,308
Info Edge India Ltd.	408	36,232
Infosys Ltd.	21,887	476,246
InterGlobe Aviation Ltd.(a)(b)	1,380	68,530
Ipca Laboratories Ltd.	765	12,714
Jindal Stainless Ltd.	2,054	15,431
JSW Energy Ltd.	4,590	26,837
JSW Infrastructure Ltd.	1,953	6,159
KPIT Technologies Ltd.	966	15,634
Larsen & Toubro Ltd.	3,641	149,396
Life Insurance Corp. of India	1,247	12,118
Linde India Ltd.	105	7,567
Lupin Ltd.	2,406	57,635
Macrotech Developers Ltd.(b)	1,464	20,267
Mahindra & Mahindra Ltd.	8,273	284,328
MakeMyTrip Ltd.(a)(c)	689	75,287
Maruti Suzuki India Ltd.	719	101,863
Max Healthcare Institute Ltd.	3,509	42,839
Mazagon Dock Shipbuilders Ltd.	492	14,100
MRF Ltd.	13	17,016
NHPC Ltd.	20,969	19,389
NMDC Ltd.	28,204	21,409
NTPC Ltd.	39,725	147,950
Oberoi Realty Ltd.	708	14,753
Oil & Natural Gas Corp. Ltd.	31,160	93,954
Oil India Ltd.	6,490	31,363
Oracle Financial Services Software Ltd.	265	27,747
PB Fintech Ltd.(a)	2,288	45,362
Persistent Systems Ltd.	977	67,713
Petronet LNG Ltd.	3,604	13,104
Phoenix Mills Ltd. (The)	1,426	26,953
Power Finance Corp. Ltd.	13,526	65,580
Power Grid Corp. of India Ltd.	35,713	124,022
Punjab National Bank	15,495	17,992
Rail Vikas Nigam Ltd.(b)	6,840	37,293
REC Ltd.	14,077	72,627
Samvardhana Motherson International Ltd.	24,555	39,830
Shriram Finance Ltd.	7,652	47,873
Siemens Ltd.	649	45,301
Solar Industries India Ltd.	266	31,161
Sun Pharmaceutical Industries Ltd.	8,176	164,282
Sundaram Finance Ltd.	421	22,394
Suzlon Energy Ltd.(a)	131,002	87,435
Tata Consumer Products Ltd.	3,833	45,196
Tata Motors Ltd.	15,252	125,524
Tata Power Co. Ltd. (The)	12,737	53,350
Tech Mahindra Ltd.	3,551	68,275
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
India-(continued)
Thermax Ltd.	289	$12,867
Torrent Pharmaceuticals Ltd.	660	24,870
Torrent Power Ltd.	1,908	32,123
Trent Ltd.	2,204	145,681
TVS Motor Co. Ltd.	2,238	63,320
UCO Bank	3,416	1,708
UltraTech Cement Ltd.	682	90,188
United Spirits Ltd.	1,587	26,028
UNO Minda Ltd.	1,164	12,661
Varun Beverages Ltd.	10,784	66,657
Vedanta Ltd.	10,464	53,096
Voltas Ltd.	2,100	30,467
Zomato Ltd.(a)	80,926	204,964
Zydus Lifesciences Ltd.	2,456	27,429
		5,939,590
Indonesia-1.20%
PT Adaro Energy (Indonesia) Tbk	82,512	11,783
PT Amman Mineral Internasional Tbk(a)	150,077	69,137
PT Bank Syariah (Indonesia) Tbk	23,441	4,194
PT Chandra Asri Petrochemical Tbk	158,079	68,833
		153,947
Malaysia-4.29%
CIMB Group Holdings Bhd.	68,170	122,374
Gamuda Bhd.	55,270	49,945
IJM Corp. Bhd.	29,345	15,661
IOI Properties Group Bhd.	10,166	4,798
Malayan Banking Bhd.	60,151	139,451
Malaysia Airports Holdings Bhd.	8,524	20,913
MISC Bhd.	9,126	14,803
Sunway Bhd.	27,147	26,414
Telekom Malaysia Bhd.	13,931	20,569
Tenaga Nasional Bhd.	28,768	87,689
YTL Corp. Bhd.	56,419	23,999
YTL Power International Bhd.	31,111	21,761
		548,377
Mexico-0.06%
Grupo Comercial Chedraui S.A. de C.V.(c)	1,396	8,077
Philippines-0.24%
International Container Terminal Services, Inc.	5,045	30,124
Poland-1.36%
Alior Bank S.A.(c)	543	12,570
Bank Polska Kasa Opieki S.A.	913	35,919
Budimex S.A.	65	7,633
InPost S.A.(a)	1,112	18,230
Powszechna Kasa Oszczednosci Bank Polski S.A.	4,638	76,316
Santander Bank Polska S.A.	186	23,156
		173,824
Romania-0.23%
NEPI Rockcastle N.V.(a)	3,966	29,914
Russia-0.00%
Alrosa PJSC(d)	11,439	0
Gazprom PJSC(a)(d)	43,562	0
Severstal PAO(d)	1,045	0
		0
Saudi Arabia-1.39%
ACWA Power Co.	1,632	177,955
South Africa-0.69%
Capitec Bank Holdings Ltd.	557	88,744
	Shares	Value
South Korea-6.81%
Alteogen, Inc.(a)	507	$128,446
CJ Corp.	85	5,548
Hana Financial Group, Inc.	1,890	78,228
Hanmi Semiconductor Co. Ltd.	294	22,540
Hanwha Aerospace Co. Ltd.(a)	170	46,578
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	262	41,528
HLB, Inc.(a)	678	37,370
Hyundai Motor Co., First Pfd.	141	15,542
Hyundai Motor Co., Second Pfd.	223	25,375
Industrial Bank of Korea	1,665	17,737
KB Financial Group, Inc.	2,462	154,247
Krafton, Inc.(a)	167	41,609
Meritz Financial Group, Inc.(a)	561	43,882
NH Investment & Securities Co. Ltd.	924	9,141
Shinhan Financial Group Co. Ltd.	3,603	125,506
SK Square Co. Ltd.(a)	533	34,059
Woori Financial Group, Inc.	4,020	44,228
		871,564
Taiwan-26.77%
Asia Vital Components Co. Ltd.(a)	1,680	28,286
Cathay Financial Holding Co. Ltd.	58,495	117,942
Chicony Electronics Co. Ltd.	3,361	15,564
Compeq Manufacturing Co. Ltd.	6,143	12,836
CTBC Financial Holding Co. Ltd.	124,057	147,663
Evergreen Marine Corp. Taiwan Ltd.	5,772	35,803
Fubon Financial Holding Co. Ltd.	65,257	182,797
Highwealth Construction Corp.	14,734	19,022
Hon Hai Precision Industry Co. Ltd.	88,898	474,683
Hua Nan Financial Holdings Co. Ltd.	57,861	49,222
International Games System Co. Ltd.	2,692	76,912
Jentech Precision Industrial Co. Ltd.	619	25,618
King Yuan Electronics Co. Ltd.	5,522	18,479
Lotes Co. Ltd.	562	31,665
Makalot Industrial Co. Ltd.	1,239	13,116
MediaTek, Inc.	11,312	489,889
PharmaEssentia Corp.(a)	1,932	40,204
Powertech Technology, Inc.	3,712	12,884
Radiant Opto-Electronics Corp.	2,722	16,553
SinoPac Financial Holdings Co. Ltd.	102,991	70,891
Taichung Commercial Bank Co. Ltd.	23,541	13,523
Taiwan Business Bank	39,964	18,256
Taiwan Semiconductor Manufacturing Co. Ltd.	42,065	1,403,840
WPG Holdings Ltd.	10,777	23,017
Yuanta Financial Holding Co. Ltd.	82,086	86,330
		3,424,995
Turkey-3.13%
AG Anadolu Grubu Holding A.S.	1,362	11,406
Akbank T.A.S.	24,472	44,219
Anadolu Efes Biracilik ve Malt Sanayii A.S.	2,229	10,032
Aselsan Elektronik Sanayi Ve Ticaret A.S.	6,148	15,194
BIM Birlesik Magazalar A.S.	5,396	82,761
Coca-Cola Icecek A.S.	9,968	15,826
Haci Omer Sabanci Holding A.S.	8,690	24,198
KOC Holding A.S.	7,403	35,086
Migros Ticaret A.S.	571	9,301
Otokar Otomotiv ve Savunma Sanayi A.S.	243	2,790
TAV Havalimanlari Holding A.S.(a)	1,696	13,131
Turk Telekomunikasyon A.S.(a)	3,851	5,423
Turkcell Iletisim Hizmetleri A.S.	9,439	28,381
Turkiye Garanti Bankasi A.S.	6,747	23,939
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Turkey-(continued)
Turkiye Is Bankasi A.S., Class C	76,008	$29,970
Turkiye Petrol Rafinerileri A.S.	5,384	21,176
Turkiye Sigorta A.S.	11,403	5,703
Yapi ve Kredi Bankasi A.S.	25,859	22,121
		400,657
United Arab Emirates-0.45%
Aldar Properties PJSC	21,097	43,893
Emaar Development PJSC	3,834	13,693
		57,586
United States-0.26%
JBS S.A.	5,543	33,629
Total Common Stocks & Other Equity Interests (Cost $12,296,532)		12,785,498
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $9,388)	9,388	9,388
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $12,305,920)		12,794,886
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.75%
Invesco Private Government Fund, 4.35%(e)(f)(g)	26,720	$26,720
Invesco Private Prime Fund, 4.48%(e)(f)(g)	69,540	69,561
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $96,281)		96,281
TOTAL INVESTMENTS IN SECURITIES-100.74% (Cost $12,402,201)		12,891,167
OTHER ASSETS LESS LIABILITIES-(0.74)%		(95,099)
NET ASSETS-100.00%		$12,796,068

Investment Abbreviations:
ADR-American Depositary Receipt
Pfd.-Preferred

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $465,130, which represented 3.63% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$125,162	$683,156	$(798,930)	$-	$-	$9,388	$1,094
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,135	163,494	(149,909)	-	-	26,720	353 *
Invesco Private Prime Fund	34,752	380,740	(345,932)	4	(3)	69,561	924 *
Total	$173,049	$1,227,390	$(1,294,771)	$4	$(3)	$105,669	$2,371

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.46%
Australia-10.19%
ANZ Group Holdings Ltd.	66,393	$1,257,872
APA Group(a)	245,374	1,038,213
ASX Ltd.(a)	24,384	959,237
Aurizon Holdings Ltd.(a)	543,905	1,104,396
Coles Group Ltd.	108,453	1,311,600
Commonwealth Bank of Australia	11,074	1,096,411
CSL Ltd.	7,031	1,217,855
Incitec Pivot Ltd.	529,212	980,805
Lottery Corp. Ltd. (The)	359,066	1,119,957
Macquarie Group Ltd.	7,949	1,179,794
Medibank Pvt. Ltd.	434,064	1,073,808
National Australia Bank Ltd.(a)	48,912	1,209,247
Orica Ltd.	102,123	1,110,666
Scentre Group	446,981	1,014,886
Suncorp Group Ltd.	87,251	1,122,337
Telstra Group Ltd.	570,057	1,396,322
Transurban Group(a)	163,434	1,350,659
Washington H Soul Pattinson & Co. Ltd.(a)	60,193	1,274,236
Wesfarmers Ltd.(a)	22,332	1,055,404
Westpac Banking Corp.	53,707	1,118,033
Woolworths Group Ltd.(a)	59,664	1,125,473
		24,117,211
Belgium-2.09%
Ackermans & van Haaren N.V.	6,317	1,228,461
Ageas S.A./N.V.	24,244	1,251,484
Anheuser-Busch InBev S.A./N.V.	20,514	1,012,952
Groupe Bruxelles Lambert N.V.	20,807	1,447,415
		4,940,312
Canada-18.73%
Bank of Montreal	10,435	1,036,691
Bank of Nova Scotia (The)	24,307	1,248,036
BCE, Inc.(a)	41,001	979,834
Canadian Imperial Bank of Commerce	18,631	1,177,744
Canadian National Railway Co.	11,544	1,210,157
Canadian Pacific Kansas City Ltd.	14,033	1,119,152
CGI, Inc., Class A	9,942	1,176,153
Choice Properties REIT(a)	128,688	1,148,040
Element Fleet Management Corp.	48,605	958,172
Emera, Inc.(a)	30,362	1,157,666
Enbridge, Inc.(a)	37,206	1,614,636
FirstService Corp.	5,843	1,066,365
Fortis, Inc.	35,688	1,525,349
George Weston Ltd.	7,590	1,177,348
Great-West Lifeco, Inc.	43,077	1,397,679
Hydro One Ltd.(b)	49,781	1,554,357
IGM Financial, Inc.	34,392	1,107,336
Intact Financial Corp.	6,650	1,185,360
Loblaw Cos. Ltd.	9,266	1,164,320
Manulife Financial Corp.	32,953	988,874
Metro, Inc.	21,428	1,343,606
National Bank of Canada	14,084	1,254,407
Pembina Pipeline Corp.	41,553	1,505,176
Power Corp. of Canada	37,194	1,131,293
Quebecor, Inc., Class B	46,860	1,043,814
Rogers Communications, Inc., Class B	38,695	1,066,601
Royal Bank of Canada	12,102	1,480,568
Saputo, Inc.	54,224	904,201
Stantec, Inc.	12,243	950,782
Sun Life Financial, Inc.	21,778	1,260,289
TC Energy Corp.	25,637	1,159,308
	Shares	Value
Canada-(continued)
TELUS Corp.	81,980	$1,193,260
Thomson Reuters Corp.	7,299	1,230,889
TMX Group Ltd.	40,885	1,269,813
Toromont Industries Ltd.	15,451	1,236,400
Toronto-Dominion Bank (The)	21,591	1,236,050
WSP Global, Inc.	6,150	1,047,315
		44,307,041
China-0.43%
Wilmar International Ltd.	445,929	1,022,205
Denmark-0.52%
Tryg A/S	60,029	1,218,659
Finland-1.92%
Elisa OYJ	25,902	1,117,243
Kone OYJ, Class B(a)	19,604	1,016,825
Nordea Bank Abp	92,370	1,102,714
Sampo OYJ	31,428	1,300,047
		4,536,829
France-7.41%
Air Liquide S.A.	6,741	1,179,971
AXA S.A.	31,967	1,215,252
Bollore SE	169,762	1,005,034
Cie Generale des Etablissements Michelin S.C.A.	31,273	1,089,837
Credit Agricole S.A.	73,456	1,108,128
Danone S.A.	23,476	1,647,785
ENGIE S.A.	79,324	1,312,186
EssilorLuxottica S.A.	4,556	1,253,027
Orange S.A.	130,020	1,401,200
Publicis Groupe S.A.	9,245	985,262
Safran S.A.	4,653	1,155,853
Sodexo S.A.(a)	12,529	928,930
TotalEnergies SE	18,706	1,085,925
Veolia Environnement S.A.	36,850	1,053,653
Vinci S.A.	10,160	1,101,722
		17,523,765
Germany-4.22%
Allianz SE	4,243	1,386,368
Beiersdorf AG	9,805	1,314,373
Deutsche Boerse AG	5,634	1,394,697
Deutsche Telekom AG	46,706	1,570,186
E.ON SE	87,764	1,041,704
Henkel AG & Co. KGaA, Preference Shares(a)	13,974	1,223,629
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	1,977	1,073,820
Symrise AG	9,569	981,840
		9,986,617
Hong Kong-0.90%
CLP Holdings Ltd.	128,793	1,070,902
HKT Trust & HKT Ltd.	859,977	1,057,762
		2,128,664
Ireland-0.48%
Kerry Group PLC, Class A	11,025	1,134,522
Italy-4.58%
Assicurazioni Generali S.p.A.	42,198	1,338,906
Banca Mediolanum S.p.A.	88,479	1,190,372
Enel S.p.A.	165,612	1,179,559
Eni S.p.A.	81,240	1,146,103
Infrastrutture Wireless Italiane S.p.A.(a)(b)	116,802	1,216,867
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Italy-(continued)
Mediobanca Banca di Credito Finanziario S.p.A.(a)	66,761	$1,093,625
Poste Italiane S.p.A.(b)	81,522	1,239,711
Snam S.p.A.	260,587	1,207,571
Terna S.p.A.	149,166	1,233,009
		10,845,723
Japan-9.23%
Advance Residence Investment Corp.(a)	1,198	1,104,362
ANA Holdings, Inc.	58,436	1,097,939
Daito Trust Construction Co. Ltd.	8,833	947,976
Daiwa House REIT Investment Corp.	873	1,375,794
GLP J-Reit	1,344	1,102,263
Japan Metropolitan Fund Investment Corp.	1,948	1,187,750
Japan Real Estate Investment Corp.	1,733	1,222,870
KDDI Corp.	33,835	1,129,031
KDX Realty Investment Corp.	1,206	1,206,081
Kirin Holdings Co. Ltd.	81,683	1,035,242
McDonald’s Holdings Co. (Japan) Ltd.(a)	27,210	1,027,649
MEIJI Holdings Co. Ltd.	51,977	1,047,823
Nippon Building Fund, Inc.	1,472	1,173,349
Nippon Telegraph & Telephone Corp.	1,150,545	1,134,447
Nomura Real Estate Master Fund, Inc.(a)	1,095	1,056,267
ORIX JREIT, Inc.	1,229	1,365,834
SoftBank Corp.	868,206	1,118,508
Takeda Pharmaceutical Co. Ltd.	40,918	1,102,437
United Urban Investment Corp.	1,430	1,387,115
		21,822,737
Netherlands-2.74%
EXOR N.V.	12,015	1,140,762
Heineken N.V.(a)	14,319	996,913
Koninklijke Ahold Delhaize N.V.	39,085	1,388,412
Koninklijke KPN N.V.	445,343	1,614,824
Wolters Kluwer N.V.	7,320	1,332,523
		6,473,434
New Zealand-0.89%
Auckland International Airport Ltd.(a)	210,681	1,029,674
Contact Energy Ltd.(a)	205,583	1,080,721
		2,110,395
Norway-3.00%
DNB Bank ASA	51,996	1,105,828
Gjensidige Forsikring ASA	61,306	1,258,678
Mowi ASA	57,253	1,149,653
Orkla ASA	115,082	1,070,008
Storebrand ASA	103,400	1,219,055
Telenor ASA	105,429	1,290,529
		7,093,751
Singapore-6.37%
CapitaLand Ascendas REIT	600,067	1,140,741
CapitaLand Integrated Commercial Trust	750,977	1,074,924
City Developments Ltd.	262,579	976,100
DBS Group Holdings Ltd.	36,407	1,194,924
Keppel Ltd.	235,618	1,173,674
Mapletree Industrial Trust(a)	698,390	1,079,632
Oversea-Chinese Banking Corp. Ltd.	112,139	1,434,214
Singapore Airlines Ltd.	213,474	998,553
Singapore Exchange Ltd.	141,011	1,272,206
Singapore Technologies Engineering Ltd.	345,285	1,228,842
Singapore Telecommunications Ltd.	484,135	1,186,147
	Shares	Value
Singapore-(continued)
United Overseas Bank Ltd.	46,444	$1,280,215
UOL Group Ltd.	274,661	1,027,131
		15,067,303
Spain-3.25%
ACS Actividades de Construccion y Servicios S.A.	20,275	1,034,426
ACS Actividades de Construccion y Servicios S.A., Rts., expiring 02/13/2025(a)(c)	20,895	10,339
Aena SME S.A.(b)	5,394	1,164,061
Amadeus IT Group S.A.	13,905	1,019,644
Iberdrola S.A.	92,879	1,315,243
Industria de Diseno Textil S.A.	18,622	1,012,909
Repsol S.A.	88,383	1,029,308
Telefonica S.A.(a)	267,929	1,093,885
		7,679,815
Sweden-4.46%
Alfa Laval AB	23,350	1,043,541
Assa Abloy AB, Class B	36,360	1,116,802
Essity AB, Class B	45,477	1,154,703
Holmen AB, Class B	28,293	1,074,798
Industrivarden AB, Class C(a)	38,215	1,353,806
Investor AB, Class B	47,098	1,344,623
L E Lundbergforetagen AB, Class B(a)	26,270	1,267,610
Tele2 AB, Class B	99,856	1,114,744
Telia Co. AB(a)	364,551	1,076,773
		10,547,400
Switzerland-4.16%
Chocoladefabriken Lindt & Spruengli AG, PC	88	1,013,869
EMS-Chemie Holding AG	1,555	1,104,050
Givaudan S.A.	239	1,047,001
Nestle S.A.	14,575	1,241,691
Schindler Holding AG, PC	4,372	1,267,081
Swiss Life Holding AG	1,614	1,321,653
Swisscom AG(a)	2,567	1,448,847
Zurich Insurance Group AG	2,301	1,398,471
		9,842,663
United Kingdom-10.42%
Aviva PLC	191,944	1,219,248
British American Tobacco PLC	26,317	1,046,385
Bunzl PLC	26,617	1,135,421
Coca-Cola Europacific Partners PLC	15,116	1,187,362
Compass Group PLC	37,967	1,310,927
Diageo PLC	33,850	1,010,563
Haleon PLC	251,119	1,173,022
Imperial Brands PLC	35,388	1,196,106
Informa PLC	112,234	1,200,144
InterContinental Hotels Group PLC	8,288	1,107,496
Intertek Group PLC	16,438	1,038,939
Legal & General Group PLC	340,028	1,017,541
London Stock Exchange Group PLC	10,454	1,558,965
M&G PLC	433,535	1,119,234
Pearson PLC	75,955	1,262,847
RELX PLC	26,651	1,326,224
Shell PLC	36,031	1,185,598
Smiths Group PLC	44,647	1,139,600
SSE PLC	48,506	979,269
Tesco PLC	252,381	1,164,040
Unilever PLC	22,179	1,273,064
		24,651,995
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
United States-3.47%
Experian PLC	21,652	$1,068,851
Ferrovial SE	24,326	1,040,467
Holcim AG(c)	10,180	1,023,314
Novartis AG	11,854	1,244,529
Roche Holding AG	3,516	1,108,618
Sanofi S.A.	12,042	1,311,462
Waste Connections, Inc.	7,712	1,422,054
		8,219,295
Total Common Stocks & Other Equity Interests (Cost $230,977,356)		235,270,336
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $187,996)	187,996	187,996
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.54% (Cost $231,165,352)		235,458,332
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.88%
Invesco Private Government Fund, 4.35%(d)(e)(f)	5,694,751	$5,694,751
Invesco Private Prime Fund, 4.48%(d)(e)(f)	17,679,728	17,685,032
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,379,783)		23,379,783
TOTAL INVESTMENTS IN SECURITIES-109.42% (Cost $254,545,135)		258,838,115
OTHER ASSETS LESS LIABILITIES-(9.42)%		(22,275,958)
NET ASSETS-100.00%		$236,562,157

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $5,174,996, which represented 2.19% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$963,709	$(775,713)	$-	$-	$187,996	$1,376
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,055,427	16,241,707	(15,602,383)	-	-	5,694,751	86,163 *
Invesco Private Prime Fund	13,130,209	31,601,043	(27,046,220)	866	(866)	17,685,032	230,882 *
Total	$18,185,636	$48,806,459	$(43,424,316)	$866	$(866)	$23,567,779	$318,421

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Australia-9.46%
Aristocrat Leisure Ltd.	29,524	$1,377,383
CAR Group Ltd.	19,338	483,481
Cochlear Ltd.	3,433	677,917
Commonwealth Bank of Australia	103,544	10,251,650
Goodman Group	128,373	2,872,179
JB Hi-Fi Ltd.	7,429	465,034
National Australia Bank Ltd.(a)	223,041	5,514,223
Pro Medicus Ltd.	4,303	738,826
Reece Ltd.(a)	10,114	148,659
SGH Ltd.	10,953	324,214
Suncorp Group Ltd.	58,814	756,543
Wesfarmers Ltd.(a)	87,846	4,151,578
Westpac Banking Corp.	225,429	4,692,815
Yancoal Australia Ltd.	22,192	88,754
		32,543,256
Austria-0.54%
BAWAG Group AG(b)(c)	5,499	498,126
Erste Group Bank AG	22,177	1,366,244
		1,864,370
Belgium-0.63%
UCB S.A.	11,085	2,161,094
Cameroon-0.06%
Golar LNG Ltd.(a)	4,985	203,139
Canada-9.77%
Agnico Eagle Mines Ltd.	27,851	2,597,696
Brookfield Asset Management Ltd., Class A	17,174	1,031,448
Brookfield Corp.	71,046	4,359,156
Canadian Imperial Bank of Commerce	43,691	2,761,893
Constellation Software, Inc.	1,321	4,335,397
Descartes Systems Group, Inc. (The)(c)	4,013	466,154
Dollarama, Inc.	16,934	1,608,102
Fairfax Financial Holdings Ltd.	1,295	1,749,254
George Weston Ltd.	3,239	502,428
Imperial Oil Ltd.	8,097	540,471
Intact Financial Corp.	8,898	1,586,065
Loblaw Cos. Ltd.	10,561	1,327,044
Manulife Financial Corp.	113,390	3,402,679
Pembina Pipeline Corp.	42,247	1,530,314
Stantec, Inc.	5,437	422,233
Suncor Energy, Inc.(a)	57,267	2,156,236
TC Energy Corp.	58,131	2,628,689
TMX Group Ltd.	19,260	598,180
		33,603,439
Denmark-4.73%
Danske Bank A/S	32,940	985,578
Novo Nordisk A/S, Class B	180,793	15,295,497
		16,281,075
Finland-0.17%
Wartsila OYJ Abp	29,980	567,502
France-4.18%
Cie Generale des Etablissements Michelin S.C.A.	32,456	1,131,063
Credit Agricole S.A.	49,291	743,585
Publicis Groupe S.A.	12,200	1,300,184
Safran S.A.	17,547	4,358,856
Schneider Electric SE	25,751	6,544,632
Sodexo S.A.(a)	3,987	295,606
		14,373,926
	Shares	Value
Germany-11.74%
Allianz SE	18,652	$6,094,397
Deutsche Bank AG	92,536	1,814,946
Deutsche Telekom AG	191,452	6,436,332
Heidelberg Materials AG	5,819	820,524
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	7,427	4,034,021
Rheinmetall AG	3,391	2,656,696
SAP SE	67,082	18,524,398
		40,381,314
Ireland-0.29%
AerCap Holdings N.V.	10,571	1,010,588
Israel-0.96%
Camtek Ltd.	1,873	165,424
Cellebrite DI Ltd.(c)	4,246	102,074
Check Point Software Technologies Ltd.(c)	4,772	1,040,391
Nova Ltd.(c)	1,427	343,236
Plus500 Ltd.	5,255	184,612
Teva Pharmaceutical Industries Ltd., ADR(c)	83,401	1,478,700
		3,314,437
Italy-4.50%
Assicurazioni Generali S.p.A.	62,350	1,978,312
Banca Mediolanum S.p.A.	12,238	164,647
Intesa Sanpaolo S.p.A.	1,111,424	4,820,585
Leonardo S.p.A.	27,807	870,534
Mediobanca Banca di Credito Finanziario S.p.A.(a)	33,430	547,623
Poste Italiane S.p.A.(b)	21,406	325,522
Prysmian S.p.A.	22,441	1,564,212
UniCredit S.p.A.	113,370	5,217,114
		15,488,549
Japan-25.51%
ASICS Corp.	51,846	1,157,483
Canon Marketing Japan, Inc.	1,947	64,044
Canon, Inc.(a)	39,346	1,270,086
Chiba Bank Ltd. (The)(a)	32,178	274,483
Chugai Pharmaceutical Co. Ltd.	33,376	1,441,284
Concordia Financial Group Ltd.(a)	57,969	337,125
Cosmo Energy Holdings Co. Ltd.	5,194	224,618
Dai-ichi Life Holdings, Inc.	55,744	1,524,509
Daiwa Securities Group, Inc.	81,917	593,948
Disco Corp.	4,693	1,360,412
Ebara Corp.	19,004	313,532
ENEOS Holdings, Inc.(a)	154,533	778,116
Fujitsu Ltd.	80,771	1,564,563
Hikari Tsushin, Inc.	941	215,291
Hitachi Ltd.	295,434	7,439,092
Idemitsu Kosan Co. Ltd.	54,945	367,292
Isetan Mitsukoshi Holdings Ltd.(a)	25,548	442,202
ITOCHU Corp.	61,651	2,843,155
Japan Exchange Group, Inc.	49,246	521,166
Japan Post Bank Co. Ltd.	61,774	639,996
Japan Post Holdings Co. Ltd.	132,002	1,380,811
Japan Tobacco, Inc.	87,303	2,227,635
Kawasaki Kisen Kaisha Ltd.(a)	28,761	364,538
Konami Group Corp.	4,607	424,760
Kyushu Electric Power Co., Inc.	24,005	208,342
Kyushu Railway Co.	7,462	181,741
Mitsubishi Estate Co. Ltd.	59,201	861,611
Mitsubishi Heavy Industries Ltd.	314,601	4,611,548
Mitsubishi UFJ Financial Group, Inc.	681,040	8,626,329
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Mitsui Fudosan Co. Ltd.	154,182	$1,393,817
Mizuho Financial Group, Inc.	122,868	3,388,624
MS&AD Insurance Group Holdings, Inc.	102,932	2,137,559
NEC Corp.	18,577	1,845,360
Nippon Sanso Holdings Corp.	8,684	246,325
Niterra Co. Ltd.(a)	8,955	295,824
Nomura Holdings, Inc.	168,259	1,095,648
NS Solutions Corp.	5,769	146,977
Obayashi Corp.	31,984	430,229
ORIX Corp.	52,125	1,102,769
Osaka Gas Co. Ltd.	22,701	447,024
Otsuka Holdings Co. Ltd.	30,070	1,572,655
Recruit Holdings Co. Ltd.	92,315	6,453,060
Resonac Holdings Corp.	8,190	198,854
Ryohin Keikaku Co. Ltd.	13,853	367,642
Santen Pharmaceutical Co. Ltd.	18,225	183,685
Sanwa Holdings Corp.	15,802	495,354
SBI Holdings, Inc.	11,253	324,902
SCREEN Holdings Co. Ltd.(a)	4,294	299,690
Seibu Holdings, Inc.(a)	17,201	371,578
Sekisui House Ltd.(a)	31,453	724,027
Shin-Etsu Chemical Co. Ltd.	87,951	2,730,992
SoftBank Corp.	1,574,748	2,028,745
Sompo Holdings, Inc.	63,885	1,784,320
Sumitomo Forestry Co. Ltd.	13,369	457,752
Sumitomo Mitsui Financial Group, Inc.	265,771	6,559,786
Sumitomo Mitsui Trust Group, Inc.	33,114	833,979
TBS Holdings, Inc.	1,584	43,163
TDK Corp.	141,458	1,712,552
Tokio Marine Holdings, Inc.	145,531	4,807,698
Tokyo Tatemono Co. Ltd.	8,721	134,700
Toyo Suisan Kaisha Ltd.(a)	5,857	379,055
Yamazaki Baking Co. Ltd.(a)	9,486	170,842
ZOZO, Inc.(a)	8,394	275,779
		87,700,678
Netherlands-1.63%
ING Groep N.V.	160,394	2,671,418
Wolters Kluwer N.V.	16,060	2,923,541
		5,594,959
Norway-0.65%
Frontline PLC	7,932	139,321
Kongsberg Gruppen ASA	8,205	975,191
SalMar ASA	3,665	194,010
Schibsted ASA, Class A	4,228	125,693
Schibsted ASA, Class B	6,217	177,942
Storebrand ASA	20,715	244,223
Telenor ASA	31,354	383,796
		2,240,176
Portugal-0.12%
Galp Energia SGPS S.A.	24,749	415,062
Singapore-0.99%
DBS Group Holdings Ltd.	99,996	3,281,997
Hafnia Ltd.	19,924	105,130
		3,387,127
Spain-2.13%
Banco Bilbao Vizcaya Argentaria S.A.	261,317	2,981,250
CaixaBank S.A.(a)	259,159	1,572,034
Industria de Diseno Textil S.A.	50,939	2,770,733
		7,324,017
	Shares	Value
Sweden-5.30%
AAK AB	11,636	$339,067
Addtech AB, Class B	15,806	462,535
Assa Abloy AB, Class B	47,444	1,457,249
Industrivarden AB, Class A	6,444	229,387
Investment AB Latour, Class B(a)	7,227	189,441
Investor AB, Class B	135,132	3,857,947
Lifco AB, Class B	11,970	393,529
Saab AB, Class B	19,759	428,222
Skandinaviska Enskilda Banken AB, Class A	89,227	1,267,980
Spotify Technology S.A.(c)	12,589	6,905,696
Swedish Orphan Biovitrum AB, Class B(c)	10,271	311,414
Tele2 AB, Class B	35,315	394,239
Telefonaktiebolaget LM Ericsson, Class B(a)	157,511	1,189,089
Telia Co. AB(a)	137,986	407,569
Trelleborg AB, Class B	10,261	387,343
		18,220,707
Switzerland-5.53%
ABB Ltd.	88,503	4,833,529
Givaudan S.A.	512	2,242,947
Sandoz Group AG	25,939	1,245,583
Swiss Life Holding AG	1,329	1,088,276
UBS Group AG(c)	153,226	5,418,742
Zurich Insurance Group AG	6,878	4,180,218
		19,009,295
United Kingdom-8.86%
3i Group PLC	69,276	3,335,368
Admiral Group PLC	12,055	403,625
Aviva PLC	161,176	1,023,807
BAE Systems PLC	169,756	2,571,558
Barclays PLC	827,420	3,038,976
InterContinental Hotels Group PLC	8,274	1,105,626
Lloyds Banking Group PLC	3,145,129	2,423,352
NatWest Group PLC	385,955	2,062,180
RELX PLC	134,300	6,683,124
Rolls-Royce Holdings PLC(c)	793,606	5,929,900
Subsea 7 S.A.	13,637	225,245
Tesco PLC	356,882	1,646,023
		30,448,784
United States-2.17%
ARM Holdings PLC, ADR(a)(c)	6,170	984,423
CyberArk Software Ltd.(c)	1,921	712,653
Holcim AG(c)	32,255	3,242,338
Waste Connections, Inc.	13,699	2,526,027
		7,465,441
Total Common Stocks & Other Equity Interests (Cost $317,934,953)		343,598,935
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $101,020)	101,020	101,020
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $318,035,973)		343,699,955
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.66%
Invesco Private Government Fund, 4.35%(d)(e)(f)	4,443,654	$4,443,654
Invesco Private Prime Fund, 4.48%(d)(e)(f)	11,564,050	11,567,519
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,011,173)		16,011,173
TOTAL INVESTMENTS IN SECURITIES-104.61% (Cost $334,047,146)		359,711,128
OTHER ASSETS LESS LIABILITIES-(4.61)%		(15,853,813)
NET ASSETS-100.00%		$343,857,315

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $823,648, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,378,263	$(1,277,243)	$-	$-	$101,020	$1,577
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,796,768	13,088,957	(12,442,071)	-	-	4,443,654	60,692 *
Invesco Private Prime Fund	9,913,593	30,102,952	(28,449,026)	90	(90)	11,567,519	161,165 *
Total	$13,710,361	$44,570,172	$(42,168,340)	$90	$(90)	$16,112,193	$223,434

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$71,038,375	$331,984,527	$0	$403,022,902
Money Market Funds	-	14,945,243	-	14,945,243
Total Investments	$71,038,375	$346,929,770	$0	$417,968,145
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$629,452	$12,156,046	$0	$12,785,498
Money Market Funds	9,388	96,281	-	105,669
Total Investments	$638,840	$12,252,327	$0	$12,891,167
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$46,926,796	$188,343,540	$-	$235,270,336
Money Market Funds	187,996	23,379,783	-	23,567,779
Total Investments	$47,114,792	$211,723,323	$-	$258,838,115
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$48,567,130	$295,031,805	$-	$343,598,935
Money Market Funds	101,020	16,011,173	-	16,112,193
Total Investments	$48,668,150	$311,042,978	$-	$359,711,128